Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Dec. 04, 2012	Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	TECHE HOLDING CO
Entity Central Index Key	0000934538
Document Type	10-K
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 48
Entity Common Stock, Shares Outstanding		2,040,011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012